SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Concentration and risk
Accounts receivable		¥ 10,382,112		$ 7,915,765	¥ 54,424,845
Advances from customers		48,503,389		2,982,454	20,505,861
Accounts payable		124,937,465		$ 36,312,398	249,665,890
Total purchases | Suppliers risk | Supplier F
Concentration and risk
Total purchases	¥ 193,555,999
Concentration risk (as a percent)	15.00%
Total purchases | Suppliers risk | Supplier A
Concentration and risk
Total purchases	¥ 150,385,652	¥ 187,065,077	¥ 51,368,000
Concentration risk (as a percent)	12.00%	21.00%	12.00%
Total purchases | Suppliers risk | Supplier B
Concentration and risk
Total purchases		¥ 152,966,930	¥ 61,900,615
Concentration risk (as a percent)		18.00%	14.00%
Total purchases | Suppliers risk | Supplier C
Concentration and risk
Total purchases			¥ 60,072,473
Concentration risk (as a percent)			14.00%
Accounts receivable | Customer risk | Customer Y
Concentration and risk
Accounts receivable		¥ 3,904,087			45,980,177
Concentration risk (as a percent)	84.00%	32.00%
Accounts receivable | Customer risk | Customer Z
Concentration and risk
Accounts receivable		¥ 1,471,144
Concentration risk (as a percent)		12.00%
Advances from customers | Customer risk | Customer V
Concentration and risk
Advances from customers		¥ 9,021,739
Concentration risk (as a percent)		19.00%
Accounts payable | Suppliers risk | Supplier F
Concentration and risk
Accounts payable					25,702,037
Concentration risk (as a percent)	10.00%
Accounts payable | Suppliers risk | Supplier B
Concentration and risk
Accounts payable		¥ 17,048,400
Concentration risk (as a percent)		14.00%
Accounts payable | Suppliers risk | Supplier D
Concentration and risk
Accounts payable		¥ 12,623,108
Concentration risk (as a percent)		10.00%
Accounts payable | Suppliers risk | Supplier E
Concentration and risk
Accounts payable					¥ 26,483,893
Concentration risk (as a percent)	11.00%